Note 9 - Stock-based Compensation Plan	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
7. STOCK-BASED COMPENSATION PLAN

a)           Stock Options

In 1995, the Board of Directors approved a Share Option Plan, which was amended and restated in December 2004, and amended thereafter (which is referred to as the “Amended Share Option Plan”). The Amended Share Option Plan is administered by the Board of Directors and provides that options may be granted to employees, officers, directors and consultants to the Company. The exercise price of an option is determined at the date of grant and is based on the closing price of the common stock on the stock exchange or quotation system where the common stock is listed or traded, on the day preceding the grant. Unless otherwise provided for, the options are exercisable only during the term of engagement of the employee, officer or consultant or during the period of service as a director of the Company.

On July 28, 2009, the Board of Directors adopted the 2009 Stock Incentive Plan, which is referred to as the 2009 Stock Plan. The 2009 Stock Plan provides for equity-based awards in the form of incentive stock options and non-statutory options, restricted shares, stock appreciation rights and restricted stock units. Awards are made to selected employees, directors and consultants to promote stock ownership among award recipients, encourage their focus on strategic long-range corporate objectives, and attract and retain exceptionally qualified personnel. The 2009 Stock Plan became effective as of June 10, 2009 and was approved by the Company’s stockholders on January 14, 2010.

At June 30, 2012, the maximum aggregate number of shares of common stock reserved for issuance upon the exercise of all options granted under the Amended Share Option Plan and 2009 Stock Plan may not exceed an aggregate of 191,636 shares. This amount consists of 187,500 shares under the 2009 Stock Plan and 4,136 under the Amended Share Option Plan, which shares are issuable under outstanding options under the Amended Share Option Plan on the date the 2009 Stock Plan was adopted. The options under the plans generally vest over a 3-year period in equal annual amounts and expire five years after the issuance date.

A summary of the activity in the Company’s Amended Share Option Plan and 2009 Stock Plan during the three months ended June 30, 2012 is as follows:

	Three months ended June 30, 2012
	Options	Weighted Average Exercise Price (US$)
Outstanding at March 31, 2012	140,870	$28.00
Granted	1,375	$16.00
Exercised	—	$—
Forfeited	(568)	$95.94
Outstanding at end of period	141,677	$28.00

At June 30, 2012, the total number of shares of common stock issued in connection with the exercise of options is 1,678 since the inception of the Amended Share Option Plan.

A summary of the options outstanding and exercisable as at June 30, 2012 is as follows:

			Options Outstanding and Expected to Vest		Options Exercisable
Range of Exercise Prices US$			Number Outstanding	Weighted Average Remaining Contractual Life	Number Exercisable	Weighted Average Remaining Contractual Life
$16.00	-	23.99	17,188	4.5	3,523	4.5
$24.00	-	26.99	112,808	3.8	56,360	3.8
$27.00	-	220.84	11,681	3.1	10,188	2.8
			141,677	3.8	70,071	3.6

The weighted average exercise price of options exercisable at June 30, 2012 was $30.24.

On June 12, 2012, the Company’s board of directors approved the grant of options to purchase 1,375 shares of the Company’s common stock to non-executive employees with an exercise price of $15.20 per share. The fair value of these option grants to be recognized as stock compensation expense is $9.

The options have been valued separately using the Black-Scholes methodology and the calculations for issuances in fiscal 2013 and 2012 assumed discount rates of approximately 0.35% and 0.81%, respectively, and volatility of approximately 62% and 184%, respectively, expected terms of approximately three years and no dividends for both years. The Company recorded stock compensation cost of $186 and $202 for the three months ended June 30, 2012 and 2011, respectively. This expense was recorded in the employee related functional classification.

Compensation expense has been determined based on the fair value at the grant date for options granted in the current fiscal year. The aggregate intrinsic value of options exercisable at June 30, 2012 was zero as the fair value of the Company’s common stock was less than the exercise prices of the options. The future compensation expense to be recognized for unvested option grants at June 30, 2012 was $1,294 which is to be recognized over the next three years.

b)	Stock Compensation

On August 4, 2011, the Company’s board of directors approved an award of 10,000 shares of the Company’s Series D Preferred Stock, which fully vested on March 31, 2012 and were issued in November 2011 and April 2012, to each director for services rendered and to be rendered during the year ended March 31, 2012. The total fair value of the Series D Preferred Stock was $60 and stock compensation expense of $15 was recorded for the three months ended June 30, 2011.

c)	2009 Employee Stock Purchase Plan

The Company’s board of directors approved an employee stock purchase plan that was implemented on January 1, 2009 and approved by the Company’s stockholders on November 4, 2009 (the “ESPP”). The offering price per common share and number of common shares purchased for the periods ended June 30, 2012 and 2011are as follows:

	Three Months Ended June 30,
	2012	2011
Offering Price per Common Share	$22.23	$28.49
Common Shares Purchased	669	439

9. STOCK-BASED COMPENSATION PLAN

a)	Stock Options

In 1995, the Company’s board of directors approved a Share Option Plan, which was amended and restated in December 2004, and amended thereafter (as amended, the “Amended Share Option Plan”). The Amended Share Option Plan is administered by the Board of Directors and provides that options may be granted to employees, officers, directors and consultants to the Company. The exercise price of an option is determined at the date of grant and is based on the closing price of the Company’s common stock on the stock exchange or quotation system where the common stock is listed or traded on the day preceding the grant. Unless otherwise provided for, the options are exercisable only during the term of engagement of the employee, officer or consultant or during the period of service as a director of the Company.

On July 28, 2009, the Company’s board of directors adopted a 2009 Stock Incentive Plan (as amended, the “2009 Stock Plan”), subject to the approval of the Company’s stockholders. The 2009 Stock Plan provides for equity-based awards in the form of incentive stock options and non-statutory options, restricted shares, stock appreciation rights and restricted stock units. Awards are made to selected employees, directors and consultants to promote stock ownership among award recipients, to encourage their focus on strategic long-range corporate objectives, and to attract and retain exceptionally qualified personnel. The 2009 Stock Plan became effective as of June 10, 2009, was amended on November 10, 2009 by the Company’s board of directors to increase in the number of shares of the Company’s common stock that may be issued under the 2009 Stock Plan to 62,750, and was approved by the Company’s stockholders on January 14, 2010. On November 3, 2010, the Company’s board of directors amended the 2009 Stock Plan again to increase in the number of shares of the Company’s common stock that may be issued under the 2009 Stock Plan to 187,500, subject to the approval of the Company’s stockholders, which was received on December 16, 2010.

At March 31, 2012, the maximum aggregate number of shares of common stock reserved for issuance upon the exercise of all options granted under the Amended Share Option Plan and 2009 Stock Plan may not exceed an aggregate of 191,848 shares. This amount consists of 187,500 shares under the 2009 Stock Plan and 4,348 under the Amended Share Option Plan, which was the number of shares issuable under outstanding options under the Amended Share Option Plan on the date the 2009 Stock Plan was adopted. The options under the plans generally vest over a 3-year period in equal annual amounts and expire five years after the issuance date.

A summary of the activity in the Company’s Amended Share Option Plan and 2009 Stock Plan during the years ended March 31, 2012 and 2011 is as follows:

	Year ended March 31,
	2012		2011
	Options	Weighted Average Exercise Price (USD$)	Options	Weighted Average Exercise Price (USD$)
Outstanding at beginning of year	144,401	$40.00	42,810	$172.00
Granted	26,500	$24.00	122,662	$24.00
Exercised	—	—	—	—
Forfeited	(30,031)	$84.00	(21,071)	$132.00
Outstanding and expected to vest at end of year	140,870	$28.00	144,401	$40.00

At March 31, 2012, the total number of shares of common stock issued in connection with the exercise of options since the inception of the Amended Share Option Plan is 1,678 and the total number of shares of common stock issued in connection with the vesting of restricted stock awards under the 2009 Stock Plan is 4,268.

A summary of the options outstanding and exercisable as at March 31, 2012 is as follows:

			Options Outstanding and Expected to Vest		Options Exercisable
Range of Exercise Prices			Number Outstanding	Weighted Average Remaining Contractual Life	Number Exercisable	Weighted Average Remaining Contractual Life
$16.00	-	23.99	15,813	4.8	189	4.8
$24.00	-	26.99	113,163	4.0	56,715	4.0
$27.00	-	220.84	11,894	3.3	9,194	3.2
			140,870	4.0	66,098	3.9

At March 31, 2012, the weighted average exercise price of options exercisable is $28.00.

On May 14, 2010, the Company’s board of directors granted an aggregate of 4,588 restricted share awards to certain employees, including all of the Company’s executive officers other than the Chief Executive Officer, in lieu of a portion of their cash compensation for fiscal year 2011. On February 23, 2011, the Company’s board of directors modified certain awards to the Company’s executive officers, replacing the pending grant of 2,750 shares of common stock with 110,000 shares of Series D Preferred Stock. On March 31, 2011, 1,314 shares of common stock and 110,000 shares of Series D Preferred Stock fully vested. The market value of the common stock was $44.00 on the date of grant and the intrinsic value of the restricted shares of approximately $149 was recognized as compensation expense in fiscal 2011.

On March 29, 2011, the Company’s board of directors granted options to purchase an aggregate of 119,213 shares of common stock were to all employees, directors and certain consultants at an exercise price of $24.00 per share. One-fourth of each grant vested immediately and the remainder will vest annually over three years. In connection with the grant, all of the Company’s executive officers other than the Chief Executive Officer voluntarily terminated all rights to outstanding grants aggregating 15,503 shares of common stock. The fair value of the grants with immediate vesting reduced by the voluntarily terminated shares that were not vested resulted in the recognition of approximately $466 of stock compensation expense in the fourth quarter of the year ended March 31, 2011.

The options have been valued using the Black-Scholes methodology and the calculations for issuances in fiscal 2012 and 2011 assumed discount rates of approximately 0.8% and 1.3%, respectively, volatility of approximately 184% and 184%, respectively, expected terms of approximately three years and no dividends for both years. The Company recorded stock compensation cost of $730 and $1,055 for the years ended March 31, 2012 and 2011, respectively. This expense was recorded in the employee related functional classification.

Compensation expense has been determined based on the fair value at the grant date for options granted. The weighted-average grant-date fair value of equity options granted during the years ended March 31, 2012 and 2011 was $24.00 per share and $20.00 per share, respectively. The aggregate intrinsic value of options outstanding and options exercisable at March 31, 2012 was $35 and $1, respectively. The future compensation expense to be recognized for unvested option grants at March 31, 2012 is $1,471 which is to be recognized over the next three years.

b) Stock Compensation

On August 4, 2011, the Company’s board of directors approved an award of 10,000 shares of the Company’s Series D Preferred Stock, which fully vested on March 31, 2012, to each director for services to be rendered during the year ended March 31, 2012. The total fair value of the Series D Preferred Stock was $60 and stock compensation expense of $60 was recorded for the year ended March 31, 2012. The shares of Series D Preferred Stock were issued in April 2012.

c) 2009 Employee Stock Purchase Plan

The Company’s board of directors approved an employee stock purchase plan that was implemented on January 1, 2009 and approved by the Company’s stockholders on November 4, 2009 (the “ESPP”). The offering price per common share and number of common shares purchased for the years ended March 31, 2012 and 2011 are as follows:

	Year Ended March 31,
	2012	2011
Offering Price per Common Share	$28.49	$32.33
Common Shares Purchased	1,719	478